Presentation of financial statements and significant accounting practices adopted, Investment in associates and joint ventures (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Attend Ambiental Ltda. [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity		Treatment of liquid effluents
Host country		Brazil
Percentage of ownership interest			[1]	55.00%		55.00%
Metropolitana Servicos Ambientais Ltda. [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity		Waste management center
Host country		Brazil
Interest held		Direct
Percentage of ownership interest		50.00%		50.00%		50.00%
Terrestre Ambiental Ltda. [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity		Waste management center
Host country		Brazil
Percentage of ownership interest			[1]	40.00%	[2]	40.00%
CGR Catanduva [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity	[3]	Waste management center
Host country	[3]	Brazil
Interest held	[3]	Indirect
Percentage of ownership interest		50.00%	[3]	50.00%		50.00%
Logistica Ambiental de Sao Paulo S.A. (Loga) [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity		Cleaning and collection services
Host country		Brazil
Percentage of ownership interest			[1]	38.00%		38.00%
Unidade de Tratamento de Residuos - UTR S.A. [Member]
Investments in associates accounted for using equity method [Abstract]
Main activity		Waste management center
Host country		Brazil
Interest held		Indirect
Percentage of ownership interest			[4]	54.00%	[5]	54.00%

[1]	On December 21, 2017, those companies were transferred to Latte Saneamento e Participacoes S.A. ("Latte"), a related party owned by some of the same shareholders of the Company (refer to Note 10.1)
[2]	As a result of the Company's reorganization, on December 21, 2017, the interest in these companies were transferred to Latte Saneamento e Participacoes S.A. ("Latte"), a related party, whose shareholders are also shareholders of the Company.
[3]	On May 31, 2017, the Company became controlling shareholder (refer to Note 8).
[4]	On August 1st 2017, the business activity of UTR was discontinued.
[5]	On August 1, 2017, the activities of this company were discontinued.